Deficit	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Deficit
DEFICIT

($ millions)	2019	2018
Accumulated earnings (deficit)	(4,028.3)	(2,980.6)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	12.1	12.1
Accumulated dividends	(7,629.1)	(7,607.1)
Deficit	(11,636.9)	(10,567.2)

(1)	Premium Dividend TM and Dividend Reinvestment Plan.

(2)	Share Dividend Plan.